Infrastructure, administration and general expenses (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Disclosure of infrastructure, administration and general expenses

	2025	2024	2023
	£m	£m	£m
Infrastructure costs
Property and equipment	454	440	591
Depreciation and amortisation	354	353	438
Impairment of property, equipment and intangible assets	8	2	44
Total infrastructure costs	816	795	1,073

Administration and general expenses
Consultancy, legal and professional fees	419	458	422
Marketing and advertising	355	407	391
Other administration and general expenses	5,418	5,029	4,793
Total administration and general expenses	6,192	5,894	5,606

Total infrastructure, administration and general expenses	7,008	6,689	6,679